Consolidated Statement of Changes In Equity - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Reserve of exchange differences on translation [member]	Other reserves [member]	Retained earnings [member]	Non-controlling interests [member]	Total
Balance at Mar. 31, 2017	$ 163	$ 40,215	$ 599	$ 18,329	$ 5,300		$ 64,606
Statement Line Items [Line Items]
Total comprehensive loss for the year			222		(27,879)		(27,657)
Other reserves				54			54
Total increase (decrease) in equity			222	54	(27,879)		(27,603)
Balance at Mar. 31, 2018	163	40,215	821	18,383	(22,579)		37,003
Statement Line Items [Line Items]
Total comprehensive loss for the year			(2,998)		(11,223)		(14,221)
Other reserves				99			99
Total increase (decrease) in equity			(2,998)	1,463	(11,483)		(13,018)
Equity instruments				1,018			1,018
Disposal of treasury shares				346	(260)		86
Balance (Increase (decrease) due to changes in accounting policy [member]) at Mar. 31, 2019					20		20
Balance at Mar. 31, 2019	163	40,215	(2,177)	19,846	(34,062)		23,985
Statement Line Items [Line Items]
Total comprehensive loss for the year			(102)		(1,446)		(1,548)
Total increase (decrease) in equity			(102)	230	(1,617)		(1,489)
Equity instruments				(3)			(3)
Disposal of treasury shares				233	(171)		62
Balance at Mar. 31, 2019	163	40,215	(2,177)	19,846	(34,042)		24,005
Balance at Jun. 30, 2019	163	40,215	(2,279)	20,076	(35,659)		22,516
Statement Line Items [Line Items]
Total comprehensive loss for the year			(1,028)		(5,103)		(6,131)
Other reserves				17	(11)		6
Total increase (decrease) in equity			(1,028)	1,332	(514)	184	(4,626)
Equity instruments				971			971
Employee share scheme				344			344
Non-controlling interest						184	184
Balance at Jun. 30, 2020	$ 163	$ 40,215	$ (3,307)	$ 21,408	$ (40,773)	$ 184	$ 17,890